Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 5,418	[1]	£ 3,075	£ 3,112
Tax charge based on the standard UK corporation tax rate of 19% (2020: 19%, 2019: 19%)	1,029		584	593
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 24.0% (2020: 25.0% , 2019: 26.0%))	£ 273		£ 183	£ 217
Tax, percentage [abstract]
Applicable tax rate	19.00%		19.00%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	5.00%		6.00%	7.00%
Recurring items:
Non-creditable taxes including withholding taxes	£ 124		£ 107	£ 146
Adjustments in respect of prior years	105		194	(152)
Non-deductible expenses	61		28	34
Impact of UK bank levy being non-deductible	25		48	35
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25		25	15
Tax adjustments in respect of share-based payments	(5)		14	(7)
Banking surcharge and other items	(48)		(70)	(103)
Tax relief on payments made under AT1 instruments	(113)		(124)	(121)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(140)		(123)	(85)
Non-taxable gains and income	£ (309)		£ (200)	£ (240)
Recurring items, percentages [abstract]
Non-creditable taxes including withholding taxes, percentage	2.30%		3.40%	4.70%
Adjustments in respect of prior years, percentage	1.90%		6.30%	(4.90%)
Non-deductible expenses, percentage	1.10%		0.90%	1.10%
Impact of UK bank levy being non-deductible, percentage	0.50%		1.60%	1.10%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.50%		0.80%	0.50%
Tax adjustments in respect of share-based payments, percentage	(0.10%)		0.50%	(0.20%)
Banking surcharge and other items, percentage	(0.90%)		(2.30%)	(3.30%)
Tax relief on payments made under AT1 instruments, percentage	(2.10%)		(4.00%)	(3.90%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(2.60%)		(4.00%)	(2.70%)
Non-taxable gains and income, percentage	(5.70%)		(6.50%)	(7.70%)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	£ (218)		£ (43)	£ 0
Non-deductible provisions for UK customer redress	21		7	0
Non-deductible provisions for investigations and litigation	£ 0		£ (6)	£ 0
Non-recurring items, percentages [abstract]
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	(4.00%)		(1.40%)	0.00%
Non-deductible provisions for UK customer redress, percentage	0.40%		0.20%	0.00%
Non-deductible provisions for investigations and litigation, percentage	0.00%		(0.20%)	0.00%
Tax charge	£ 830	[2]	£ 624	£ 332
Total tax charge, percentage	15.30%		20.30%	10.70%
Weighted average
Tax, percentage [abstract]
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	24.00%		25.00%	26.00%

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.